Note 3 - Initial Public Offering (Details) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Initial Public Offering [Abstract]
Partners' Capital Account, Units, Sold in Public Offering (in Shares)		4,312,500
Share Price (in Dollars per share)		$ 20.00
Partners Capital Account Distribution Per Unit of Limited Partner Interest Net (in Shares)		18.70
Number of Units Exercised by Underwriters (in Shares)		562,500
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 80,200,000
Total Deferred Offering Costs Charged Against Proceeds from Ipo		2,900,000
Payments of Stock Issuance Costs	0 [1]	314,000	2,539,000	[1]
Offering Costs		$ 446,000	$ 1,376,000	[1]

[1]	Recast - Note 2